American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
October 31, 2022

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.4%
Disciplined Growth Fund G Class	2,660,025	47,853,852
Equity Growth Fund G Class	3,107,276	75,817,526
Focused Dynamic Growth Fund G Class	465,656	18,477,248
Focused Large Cap Value Fund G Class	18,778,595	185,720,306
Growth Fund G Class	2,625,777	101,407,491
Heritage Fund G Class	3,073,807	65,502,817
Mid Cap Value Fund G Class	6,951,623	111,156,451
Small Cap Growth Fund G Class	1,235,416	22,632,829
Small Cap Value Fund G Class	2,352,347	22,629,582
Sustainable Equity Fund G Class	3,659,395	143,484,886
		794,682,988
Domestic Fixed Income Funds — 30.8%
Diversified Bond Fund G Class	37,212,626	334,913,636
High Income Fund G Class	10,231,250	82,054,624
Inflation-Adjusted Bond Fund G Class	7,172,869	78,758,097
Short Duration Fund G Class	5,093,849	49,257,522
Short Duration Inflation Protection Bond Fund G Class	3,002,532	31,556,610
		576,540,489
International Equity Funds — 15.7%
Emerging Markets Fund G Class	4,422,022	40,063,519
Global Real Estate Fund G Class	2,617,796	28,717,218
International Growth Fund G Class	9,662,270	94,786,869
International Small-Mid Cap Fund G Class	3,103,737	26,940,438
International Value Fund G Class	11,354,702	75,395,222
Non-U.S. Intrinsic Value Fund G Class	3,663,590	28,759,179
		294,662,445
International Fixed Income Funds — 11.1%
Emerging Markets Debt Fund G Class	5,198,547	42,784,039
Global Bond Fund G Class	16,396,679	142,979,042
International Bond Fund G Class	2,293,539	22,935,392
		208,698,473
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,840,287,479)		1,874,584,395
OTHER ASSETS AND LIABILITIES†		(56,091)
TOTAL NET ASSETS — 100.0%		$1,874,528,304

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$53,172	$16	$899	$(4,435)	$47,854	2,660	$(169)	—
Equity Growth Fund	83,640	304	4,267	(3,859)	75,818	3,107	(609)	$304
Focused Dynamic Growth Fund	20,989	—	840	(1,672)	18,477	466	(236)	—
Focused Large Cap Value Fund	198,151	1,360	12,176	(1,615)	185,720	18,779	(159)	1,360
Growth Fund	114,511	3,976	7,545	(9,535)	101,407	2,626	(1,571)	—
Heritage Fund	74,643	575	8,971	(744)	65,503	3,074	(1,944)	—
Mid Cap Value Fund	117,618	815	3,730	(3,547)	111,156	6,952	342	815
Small Cap Growth Fund	23,488	—	459	(396)	22,633	1,235	(140)	—
Small Cap Value Fund	25,457	105	1,435	(1,498)	22,629	2,352	358	105
Sustainable Equity Fund	156,251	2,055	5,958	(8,863)	143,485	3,659	1,843	—
Diversified Bond Fund	367,365	11,698	13,524	(30,625)	334,914	37,213	(2,217)	2,889
High Income Fund	88,216	1,419	3,717	(3,863)	82,055	10,231	(524)	1,419
Inflation-Adjusted Bond Fund	86,385	—	676	(6,951)	78,758	7,173	(16)	—
Short Duration Fund	50,633	371	503	(1,243)	49,258	5,094	(35)	371
Short Duration Inflation Protection Bond Fund	32,878	—	—	(1,321)	31,557	3,003	—	—
Emerging Markets Fund	46,833	—	823	(5,946)	40,064	4,422	(284)	—
Global Real Estate Fund	33,405	902	1,018	(4,572)	28,717	2,618	(233)	—
International Growth Fund	106,567	2,264	2,449	(11,595)	94,787	9,662	(731)	—
International Small-Mid Cap Fund	29,765	—	—	(2,825)	26,940	3,104	—	—
International Value Fund	81,953	25	—	(6,583)	75,395	11,355	—	—
Non-U.S. Intrinsic Value Fund	31,910	—	—	(3,151)	28,759	3,664	—	—
Emerging Markets Debt Fund	46,437	253	1,759	(2,147)	42,784	5,199	(288)	253
Global Bond Fund	154,113	943	1,469	(10,608)	142,979	16,397	(261)	943
International Bond Fund	24,021	1,673	—	(2,759)	22,935	2,294	—	—
	$2,048,401	$28,754	$72,218	$(130,353)	$1,874,584	166,339	$(6,874)	$8,459
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.